GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Going Concern
Accumulated deficit	$ 4,496,606		$ 4,124,947	$ 2,520,806
Losses (Revenue)		$ 8,994	$ 10,571	$ 140,774